Annual Total Returns [BarChart] - Pioneer Flexible Opportunities Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	3.06%
Annual Return 2012	13.90%
Annual Return 2013	14.45%
Annual Return 2014	(2.64%)
Annual Return 2015	0.60%
Annual Return 2016	3.99%
Annual Return 2017	23.24%
Annual Return 2018	(10.70%)
Annual Return 2019	16.65%
Annual Return 2020	6.47%